Provisions - Payment protection insurance (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	$ 2,814	$ 3,678
Insurance provision
Disclosure of other provisions [line items]
Provisions	278	334
Provision used, other provisions	74
Increase in existing provisions, other provisions	18
Redress payable
Disclosure of other provisions [line items]
Provisions	124	$ 308
Provision used, other provisions	157
Unused amounts reversed	$ (27)